Reporting Entity	12 Months Ended
Dec. 31, 2025
Reporting Entity [Abstract]
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

The consolidated financial report covers the entity of Integrated Media Technology Limited (“IMTE”) and its controlled entities for the years ended December 31, 2025, 2024 and 2023 which were authorized for issue by the Board of Directors on January 29, 2026. IMTE is a for-profit public company limited by shares, incorporated and domiciled in Australia whose shares are publicly traded on the NASDAQ Capital Markets. IMTE is an investment holding company and its subsidiaries carry out the business of the Group in Australia, Korea, and Malaysia. The company operates as one business segment.

The Company and its subsidiaries are referred to as the “Group”.

Going Concern

The Group’s consolidated financial statements are prepared using International Financial Reporting Standards as issued by the International Accounting Standards Board applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Group has not yet established an ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern. For the year ended December 31, 2025, the Group had generated a net loss US$268,377 and had accumulated losses of US$54,341,549 since inception. The ability of the Group to continue as a going concern is dependent on the Group obtaining adequate capital to fund operating losses until it becomes profitable. If the Group is unable to obtain adequate capital, it could be forced to cease or reduce its operations.

There are no assurances that the Group will be successful in earning revenue and realizing positive cash flow from its operations. Without sufficient financing it would be unlikely that the Group will continue as a going concern.

Based on the Group’s current rate of cash outflows, cash on hand and proceeds from the recent sales of equity securities and convertible notes after the year ended, management believes that its current cash may not be sufficient to meet the anticipated cash needs for working capital for the next 12 months for the investments in the switchable glass and Halal operations.

The Group’s plans with respect to its liquidity issues include, but are not limited to, the following:

1)	Continue to raise financing through the sale of its equity and/or debt securities;

2)	Continue developing its business, products and services and seek strategic partnerships and cooperative arrangement to grow our revenue and profitability.

The ability of the Group to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraphs and eventually secure other sources of financing and achieve profitable operations. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

The consolidated financial statements of the Group are presented in United States dollars (“US$” or “$”), unless otherwise stated.